SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Variable Interest Entity [Line Items]
Cash	$ 2,803	$ 843	[1]		$ 6,792	[1]
Restricted cash:
HUD and other replacement reserves	2,119	2,155			1,914
Escrow deposits	407	459			700
Restricted investments for debt obligations	317	317			317
Total restricted cash	3,016	3,066			3,056
Total cash and restricted cash	5,819	3,909		$ 7,516	9,848		$ 7,492
Asset Pledged as Collateral without Right [Member]
Restricted cash:
Cash collateral	$ 173	$ 135			$ 125

[1]	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.